Note 12 - Long-term Debt and Financing (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Maturity	Dec. 31, 2019	March 31, 2019
Credit facility (a)	September 1, 2020	$256,371	$201,577
Less: Debt issue costs (a)		(1,737)	(1,824)
Filter Group financing (b)		11,551	17,577
8.75% loan (c)	September 12, 2023	254,030	240,094
6.75% $100M convertible debentures (d)	March 31, 2023	89,503	87,520
6.75% $160M convertible debentures (e)	December 31, 2021	153,199	150,945
6.5% convertible bonds (f)	December 31, 2020	11,683	29,483
		774,600	725,372
Less: Current portion		(274,182)	(37,429)
		$500,418	$687,943

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$256,371	$-	$-	$-	$256,371
Filter Group financing (b)	7,865	3,650	36	-	11,551
8.75% loan (c)	-	-	263,202	-	263,202
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	160,000	-	-	160,000
6.5% convertible bonds (f)	11,683	-	-	-	11,683
	$275,919	$163,650	$363,238	$-	$802,807

Disclosure of finance cost [text block]
	Three months ended Dec. 31, 2019	Three months ended Dec. 31, 2018	Nine months ended Dec. 31, 2019	Nine months ended Dec. 31, 2018
Credit facility (a)	$5,854	$5,469	$17,900	$14,523
Filter Group financing (b)	99	459	600	459
8.75% loan (c)	8,655	4,318	26,275	4,318
6.75% $100M convertible debentures (d)	2,372	1,925	7,046	6,510
6.75% $160M convertible debentures (e)	3,462	3,399	10,354	10,168
6.5% convertible bonds (f)	262	3,714	2,479	13,490
Collateral cost and other (g)	7,474	3,478	15,521	9,730
	$28,178	$22,762	$80,175	$59,198